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                                 (BISYS(R) LOGO)

                          100 SUMMER STREET, SUITE 1500
                           BOSTON, MASSACHUSETTS 02110

December 1, 2006

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Pacific Capital Funds
          File Nos. 33-57684 and 811-7454
          Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

This letter is being transmitted on behalf of Pacific Capital Funds (the "Trust") pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act").

Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Trust that the forms of prospectuses relating to each series of the Trust that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 28 (the "Amendment") to the Trust's registration statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission on November 28, 2006.

Questions related to this filing should be directed to my attention at (617) 824-1377.

Very truly yours,


/s/ Timothy J. Bresnahan
-------------------------------------
Timothy J. Bresnahan

cc:  Jennifer Lam
     Michael Glazer
     Kinga Kapuscinski